Expense Example - NORTHEAST INVESTORS TRUST - NORTHEAST INVESTORS TRUST Shares	Feb. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 197
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	$ 2,264